Note 12 - Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill		$ 11,092
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Remaining amortisation period of intangible assets material to entity	10
Brand names [member]
Statement Line Items [Line Items]
Remaining amortisation period of intangible assets material to entity	13
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Remaining amortisation period of intangible assets material to entity	13
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill	$ 0
Goodwill, measurement input, discount rate	8.80%	9.20%	8.30%
VivoPower PTY Limited [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill	$ 0
Goodwill, measurement input, discount rate	11.00%	12.10%	10.60%
Goodwill, measurement input, discount rate after next year	3.00%